Common stock	12 Months Ended
Mar. 31, 2012
Common stock

16. Common stock

On September 1, 2011, MHFG exchanged 824,271,984 shares of its common stock for 30.15 percent of the voting equity interests in MHTB, in order to turn MHTB into MHFG’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥95,828 million and the MHFG Group recognized decrease of ¥65,494 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥958 million was adjusted to reflect the change in the ownership interest in MHTB through a corresponding increase in additional paid-in capital.

On September 1, 2011, MHCB exchanged 951,166,005 shares of MHFG’s common stock for 40.80 percent of the voting equity interests in MHSC, in order to turn MHSC into MHCB’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥110,379 million and the Group recognized increase of ¥38,423 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥2,178 million was adjusted to reflect the change in the ownership interest in MHSC through a corresponding decrease in additional paid-in capital.

On September 1, 2011, MHBK exchanged 322,928,897 shares of MHFG’s common stock for 46.02 percent of the voting equity interests in MHIS, in order to turn MHIS into MHBK’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥37,497 million and the Group recognized increase of ¥11,599 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥744 million was adjusted to reflect the change in the ownership interest in MHIS through a corresponding increase in additional paid-in capital.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	1,315,457,030	287,787,630	151,921,540
Issuance of new shares of common stock by exercise of stock acquisition rights	—	—	4,748,000
Issuance of new shares of common stock by public offering	2,804,400,000	5,609,000,000	—
Issuance of new shares of common stock by way of third-party allotment	195,600,000	391,000,000	—
Issuance of new shares of common stock for stock exchanges	—	—	2,109,310,867

Balance at end of fiscal year	15,494,397,690	21,782,185,320	24,048,165,727